Related Parties - Intellectual Property Agreement signed with the Company's CEO (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) patent payment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of transactions between related parties [line items]
Patents and software	€ 2,673	€ 2,400	€ 1,910
Amount used as compensation with debt to the company	630
CEO
Disclosure of transactions between related parties [line items]
First lump sum cash payment	€ 90
Period within which payment is due upon filing of a patent application	30 days
Second lump sum cash payment	€ 90
Period within which payment is due upon publication of a patent application	30 days
Percentage applied for royalty payment	6.50%
Number of payments | payment	3
Maximum payments	€ 2,100
Percentage of capital may be acquired	100.00%
First payment due following the signature of agreement	€ 450
Additional payment due	€ 270	180
Number of publications of patent applications covered in amendment | patent	2
Lump sum cash payment covered in amendment	€ 180
Patents
Disclosure of transactions between related parties [line items]
Patents and software	2,665	2,383	€ 1,887
Patents Rights Acquired from the Company's CEO [member] | CEO
Disclosure of transactions between related parties [line items]
Patents and software	€ 1,080
Useful life	19 years
Payments in connection with subscription and the exercise of the investors warrants	€ 180	€ 270